LONG TERM EMPLOYEE RELATED OBLIGATIONS (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Employee-related obligations long-term
Accrued severance pay	$ 146	$ 132
Defined benefit plans	188	149
Total	334	281
Employee-related obligations information
Long-term investments earmarked for severance pay liabilities in Israel	146	156
Expected contributions to the pension funds	126
Future minimum benefit payments
2015	8
2016	10
2017	10
2018	12
2019	10
2020-2024	$ 57